Investment Securities, OTTI Included in Earnings (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTTI write-downs included in earnings
Total investment securities	$ 183	$ 256	$ 541
Nonmarketable equity investments	161	160	170
Total OTTI write-downs included in earnings	344	416	711
Total debt securities [Member]
OTTI write-downs included in earnings
Total investment securities	158	240	423
U.S. states and political subdivisions [Member]
OTTI write-downs included in earnings
Total investment securities	2	16	2
Federal agencies [Member]
OTTI write-downs included in earnings
Total investment securities	1	0	0
Residential [Member]
OTTI write-downs included in earnings
Total investment securities	72	84	252
Commercial [Member]
OTTI write-downs included in earnings
Total investment securities	53	86	101
Corporate debt securities [Member]
OTTI write-downs included in earnings
Total investment securities	4	11	3
Collateralized loan and other debt obligations [Member]
OTTI write-downs included in earnings
Total investment securities	0	1	1
Other debt securities
OTTI write-downs included in earnings
Total investment securities	26	42	64
Total marketable equity securities [Member]
OTTI write-downs included in earnings
Total investment securities	25	16	118
Perpetual preferred securities [Member]
OTTI write-downs included in earnings
Total investment securities	0	12	96
Other marketable equity securities [Member]
OTTI write-downs included in earnings
Total investment securities	$ 25	$ 4	$ 22